Fair Value Measurements (Details 3) (USD $)	9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Series A Warrant	Dec. 31, 2012 Series A Warrant	Dec. 31, 2010 Series A Warrant	Sep. 30, 2013 Series B Warrant	Dec. 31, 2012 Series B Warrant
Changes in fair value of the Company's Level 3 valuation for the Series A and Series B warrant liabilities
Balance at the beginning of the period							$ 523,000	$ 193,000	$ 186,000	$ 443,000
Warrants issued in connection with venture debt facility								0		32,000	407,000
Change in fair value of warrant liability							379,000			852,000
Conversion of warrant liability to equity							(902,000)			(1,327,000)
Balance at the end of the period								523,000	186,000		443,000
Public offering price (in dollars per share)	$ 22.00
Fair value of warrant liability reclassified to additional paid-in capital	2,200,000					2,200,000
Charge related to the conversion of warrant liability to equity	$ 1,231,000	$ 340,000	$ 374,000	$ 30,000	$ 371,000	$ 1,602,000